Annual Total Returns- Vanguard SP 500 Value Index Fund (Institutional) [BarChart] - Institutional - Vanguard SP 500 Value Index Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	17.29%	15.29%	(9.00%)	31.83%	1.31%